Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100
									Investment Based On:
												Core Funds
	Summary		Summary		Average		Average					From
	Compensation	Compensation	Compensation	Compensation	Summary		Compensation			Peer		Operations
	Table Total	Actually Paid	Table Total for	Actually Paid	Compensation		Actually Paid		Total	Group Total		per Share
Fiscal	for Benjamin	to Benjamin W.	Timothy J.	to Timothy J.	Table Total for		to Non-PEO		Shareholder	Shareholder	Net	(Core
Year	W. Schall(1)	Schall(2)	Naughton(3)	Naughton(2)	Non-PEO NEOs		NEOs(2)		Return(4)	Return(5)	Income(6)	FFO)(7)
2025	9,663,500	1,583,396	NA	NA	4,211,729	(8)	1,863,693	(8)	$134	$130	1,056,599	$11.24
2024	9,090,073	16,768,387	NA	NA	4,185,417	(8)	6,402,770	(8)	$156	$142	1,082,175	$11.01
2023	9,479,687	17,461,680	NA	NA	4,108,271	(9)	6,556,935	(9)	$129	$118	928,438	$10.63
2022	9,393,208	3,772,678	9,814,142	(1,308,884)	4,187,942	(9)	1,457,095	(9)	$107	$111	1,136,438	$9.79
2021	NA	NA	14,371,460	26,154,241	7,495,804	(10)	10,290,484	(10)	$162	$164	1,004,356	$8.26
(1)	Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote

									Value of Initial Fixed $100
									Investment Based On:
												Core Funds
	Summary		Summary		Average		Average					From
	Compensation	Compensation	Compensation	Compensation	Summary		Compensation			Peer		Operations
	Table Total	Actually Paid	Table Total for	Actually Paid	Compensation		Actually Paid		Total	Group Total		per Share
Fiscal	for Benjamin	to Benjamin W.	Timothy J.	to Timothy J.	Table Total for		to Non-PEO		Shareholder	Shareholder	Net	(Core
Year	W. Schall(1)	Schall(2)	Naughton(3)	Naughton(2)	Non-PEO NEOs		NEOs(2)		Return(4)	Return(5)	Income(6)	FFO)(7)
2025	9,663,500	1,583,396	NA	NA	4,211,729	(8)	1,863,693	(8)	$134	$130	1,056,599	$11.24
2024	9,090,073	16,768,387	NA	NA	4,185,417	(8)	6,402,770	(8)	$156	$142	1,082,175	$11.01
2023	9,479,687	17,461,680	NA	NA	4,108,271	(9)	6,556,935	(9)	$129	$118	928,438	$10.63
2022	9,393,208	3,772,678	9,814,142	(1,308,884)	4,187,942	(9)	1,457,095	(9)	$107	$111	1,136,438	$9.79
2021	NA	NA	14,371,460	26,154,241	7,495,804	(10)	10,290,484	(10)	$162	$164	1,004,356	$8.26
(1)	Mr. Schall joined AvalonBay as President and a director in January 2021 and became Chief Executive Officer effective January 3, 2022. Mr. Schall’s compensation for 2021 is included in the non-PEO averages.
(3)	Mr. Naughton served as Chief Executive Officer from 2012 through January 2, 2022 and served as Executive Chairman throughout 2022. He served as a non-executive chairman in 2023, 2024 and 2025.
(8)	Non-PEO NEOs for 2025 and 2024 include Messrs. O’Shea, Birenbaum, Breslin, and Ms. Thomas.
(9)	Non-PEO NEOs for 2023 and 2022 include Messrs. O’Shea, Birenbaum, Breslin, and Schulman.
	Non-PEO NEOs for 2021 include Messrs. O’Shea, Schall, Birenbaum, and Breslin.
Peer Group Issuers, Footnote
(5)	The peer group TSR used for this purpose is the FTSE Nareit Apartment REIT Index, a published industry index.

PEO Total Compensation Amount			$ 4,108,271
PEO Actually Paid Compensation Amount			6,556,935
Adjustment To PEO Compensation, Footnote
(2)	The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2025 – PEO Schall	9,663,500	(6,802,100)	4,897,856	(3,521,977)	(2,749,716)	95,833	1,583,396
2025 – Avg Other NEOs	4,211,729	(2,497,171)	1,912,929	(1,014,620)	(815,305)	66,131	1,863,693
2024 – PEO Schall	9,090,073	(6,223,901)	10,049,766	2,383,680	1,368,536	100,233	16,768,387
2024 – Avg Other NEOs	4,185,417	(2,519,469)	3,654,930	680,855	341,838	59,199	6,402,770
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of common stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Non-PEO NEO Average Total Compensation Amount	$ 4,211,729	$ 4,185,417	4,108,271	$ 4,187,942	$ 7,495,804
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,863,693	6,402,770	6,556,935	1,457,095	10,290,484
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts reported represent the “compensation actually paid” to each of Mr. Schall and Mr. Naughton and the average “compensation actually paid” to each of the other NEOs as a group, each computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to such NEOs. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table to calculate “compensation actually paid.”

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2025 – PEO Schall	9,663,500	(6,802,100)	4,897,856	(3,521,977)	(2,749,716)	95,833	1,583,396
2025 – Avg Other NEOs	4,211,729	(2,497,171)	1,912,929	(1,014,620)	(815,305)	66,131	1,863,693
2024 – PEO Schall	9,090,073	(6,223,901)	10,049,766	2,383,680	1,368,536	100,233	16,768,387
2024 – Avg Other NEOs	4,185,417	(2,519,469)	3,654,930	680,855	341,838	59,199	6,402,770
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of common stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Performance Measures

The following table includes financial performance measures that the Company determined are its most important financial measures for 2025 and they are reflected in our multi-year performance awards or annual bonus program.

Financial Measure
Total Shareholder Return
Core FFO per Share
Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies
Same Store Residential Revenue
Development Yield

Total Shareholder Return Amount	$ 134	156	129	107	162
Peer Group Total Shareholder Return Amount	$ 130	$ 142	$ 118	$ 111	$ 164
Company Selected Measure Amount | $ / shares	11.24	11.01	10.63	9.79	8.26
PEO Name	Value of Initial Fixed $100
Additional 402(v) Disclosure

As required by Item 402(v) of Regulation S-K, we are providing information for our Chief Executive Officer (who is our principal executive officer or “PEO”) and the other NEOs about the relationship between “compensation actually paid” to such individuals (as calculated in accordance with Item 402(v) of Regulation S-K) and certain financial performance measures. For additional information on our compensation programs and philosophy and how we design our compensation programs to align pay with performance, see the section titled “Compensation Discussion and Analysis”.

For AvalonBay, the “compensation actually paid” to our NEOs for a given year, as calculated in accordance with Item 402(v) of Regulation S-K, includes cash amounts paid for service, the value of other items included in “all other compensation” in the Summary Compensation Table, the change in the fair value of unvested equity awards during the year (through year end or at any earlier vesting date) and the year-end fair value of equity awards granted during the year that remain unvested at year end. In this way, “compensation actually paid” takes into account changes in the fair value of equity awards using closing stock prices and Monte Carlo values. Our equity awards consisted of restricted shares of common stock, stock options, and multi-year performance awards that are earned based upon the achievement of TSR and operating metrics. Accordingly, the “compensation actually paid” to our NEOs as reported in the table below was greatly influenced by the value of our common stock price, which varied over the measurement period as illustrated in the following table:

Fiscal Year End	Closing Stock Price	Year over Year Change
December 31, 2025	$181.31	(18)%
December 29, 2024	$219.97	17%
December 30, 2023	$187.22	16%
December 31, 2022	$161.52	(36)%
December 31, 2021	$252.59	57%
December 31, 2020	$160.43	(23)%

Equity Awards Adjustments, Footnote

				For Awards
				Outstanding
				(Unvested) as of
				December 31 of	For Awards
				the Applicable	that Vested
		Subtract	For Awards	Year, Add the	During the
		Summary	Subtracted in	Change in Fair	Applicable Year,	Add
		Compensation	Column	Value Between	Add the Change	Dividends
		Table Value	(B), Add the Fair	December 31 of	in Fair Value	Paid on
		of Equity Awards	Value of Such	the Prior Fiscal	Between	Unvested
		Granted in the	Awards on	Year and	December 31 of	Restricted
	Summary	Applicable Fiscal	December 31 of	December 31 of	the Prior Fiscal	Stock During
	Compensation	Year (Grant Date	the Applicable	the Applicable	Year and the	the Applicable	Compensation
	Table Total	Fair Value) (i)	Year (ii)	Fiscal Year (iii)	Vesting Date (iv)	Fiscal Year	Actually Paid
Year	(A)	(B)	(C)	(D)	(E)	(F)	(G)
2025 – PEO Schall	9,663,500	(6,802,100)	4,897,856	(3,521,977)	(2,749,716)	95,833	1,583,396
2025 – Avg Other NEOs	4,211,729	(2,497,171)	1,912,929	(1,014,620)	(815,305)	66,131	1,863,693
2024 – PEO Schall	9,090,073	(6,223,901)	10,049,766	2,383,680	1,368,536	100,233	16,768,387
2024 – Avg Other NEOs	4,185,417	(2,519,469)	3,654,930	680,855	341,838	59,199	6,402,770
2023 – PEO Schall	9,479,687	(6,407,807)	9,203,656	2,046,598	3,010,112	129,434	17,461,680
2023 – Avg Other NEOs	4,108,271	(2,374,971)	3,224,566	579,192	960,183	59,694	6,556,935
2022 – PEO Schall	9,393,208	(6,351,246)	3,705,283	(2,786,237)	(342,670)	154,340	3,772,678
2022 – PEO Naughton	9,814,142	(7,343,192)	3,696,749	(6,766,814)	(924,797)	215,028	(1,308,884)
2022 – Avg Other NEOs	4,187,942	(2,524,777)	1,453,657	(1,513,615)	(212,401)	66,289	1,457,095
2021 – PEO Naughton	14,371,460	(10,551,826)	14,011,349	4,604,039	3,373,073	346,146	26,154,241
2021 – Avg Other NEOs	7,495,804	(5,049,488)	6,223,603	925,342	583,792	111,431	10,290,484
(i)	The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(ii)	No awards granted during a fiscal year vested that same year.
(iii)	Represents the sum of the following for each equity award that was outstanding (unvested) as of December 31 of the applicable fiscal year and December 31 of the prior fiscal year: the difference between (x) the fair value of such award as of December 31 of the applicable fiscal year and (y) the fair value of such award as of December 31 of the prior fiscal year. For performance awards, the fair value represents the Monte Carlo valuation for the TSR portion and the payout corresponding to the interim level of achievement of the operating metrics portion. For options, fair value represents the Black-Scholes value.
(iv)	For a multi-year performance award that matured (vested) on December 31 of the reported year, the fair value was the number of units earned valued at the closing price of a share of common stock on the last trading day of that year, plus the cash amount in respect of accrued dividends to be paid out upon settlement.

Share Price | $ / shares	$ 181.31	$ 219.97	$ 187.22	$ 161.52	$ 252.59	$ 160.43
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,056,599,000	$ 1,082,175,000	$ 928,438,000	$ 1,136,438,000	$ 1,004,356,000
Year over Year Change	(0.18)	0.17	(0.16)	(0.36)	(0.57)	(0.23)
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per Share
Non-GAAP Measure Description	The Company Selected Measure is Core FFO per share, representing the Company’s FFO as adjusted for non-core items. By adjusting for items that are not considered by us to be part of our core business operations, Core FFO can help one compare the core operating and financial performance of the Company between periods. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider Core FFO per share, which is one of the measures used to determine annual cash incentive compensation for our NEOs, to be the most important performance measure used to link compensation actually paid to the NEOs for fiscal year 2025 to Company performance
Measure:: 3
Pay vs Performance Disclosure
Name	Three-year Compounded Annual Growth Rate of Core FFO per Share Relative to Apartment REIT Companies
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Residential Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Development Yield
Benjamin W Schall
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,663,500	$ 9,090,073	$ 9,479,687	$ 9,393,208
PEO Actually Paid Compensation Amount	1,583,396	16,768,387	17,461,680	3,772,678
Non-PEO NEO Average Total Compensation Amount				9,393,208
Non-PEO NEO Average Compensation Actually Paid Amount				3,772,678
Timothy J Naughton
Pay vs Performance Disclosure
PEO Total Compensation Amount				9,814,142	$ 14,371,460
PEO Actually Paid Compensation Amount				(1,308,884)	26,154,241
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,374,971)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,224,566
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			579,192
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			960,183
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			59,694
PEO | Benjamin W Schall | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,802,100)	(6,223,901)	(6,407,807)
PEO | Benjamin W Schall | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,897,856	10,049,766	9,203,656
PEO | Benjamin W Schall | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,521,977)	2,383,680	2,046,598
PEO | Benjamin W Schall | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,749,716)	1,368,536	3,010,112
PEO | Benjamin W Schall | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,833	100,233	$ 129,434
PEO | Timothy J Naughton | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,343,192)	(10,551,826)
PEO | Timothy J Naughton | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,696,749	14,011,349
PEO | Timothy J Naughton | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,766,814)	4,604,039
PEO | Timothy J Naughton | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(924,797)	3,373,073
PEO | Timothy J Naughton | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				215,028	346,146
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,497,171)	(2,519,469)		(2,524,777)	(5,049,488)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,912,929	3,654,930		1,453,657	6,223,603
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,014,620)	680,855		(1,513,615)	925,342
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(815,305)	341,838		(212,401)	583,792
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,131	$ 59,199		66,289	$ 111,431
Non-PEO NEO | Benjamin W Schall | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,351,246)
Non-PEO NEO | Benjamin W Schall | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,705,283
Non-PEO NEO | Benjamin W Schall | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,786,237)
Non-PEO NEO | Benjamin W Schall | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(342,670)
Non-PEO NEO | Benjamin W Schall | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 154,340